First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES — 18.7%
5,000,000	[1]	Arts SPV S.r.l. 10.551% (3-Month Euribor+855 basis points), 11/30/2041[2,3,4]	$5,889,975
		Banco Santander, S.A.
3,440,036	[1]	Series 2024-1 CLN, 11.014% (3-Month Euribor+900 basis points), 6/20/2030[2,3,4]	4,133,393
1,500,000	[1]	Series Syntotta 5, 9.959% (3-Month Euribor+800 basis points), 12/27/2043[2,4]	1,801,449
1,157,427		BNP Paribas - Broadway Series 1, Class JNR, 12.333% (1-Month Term SOFR+800 basis points), 4/12/2031[2,4,5]	1,160,321
		Deutsche Bank AG
2,845,260		Series 2021-1X, Class CLN, 13.083% (3-Month Term SOFR+876 basis points), 2/21/2029[2,4,5]	2,858,064
2,000,000	[1]	Series 2025-1X, Class CLN, 11.791% (3-Month Euribor+950 basis points), 10/25/2035[2,3,4,5]	2,355,990
5,000,000		Granville Ltd. Series 25-1X, 10.890% (1-Month Term SOFR+650 basis points), 2/15/2030[2,4]	5,000,000
10,000,000	[1]	Gregory SPV S.R.L. Series 32XC, 9.725% (3-Month Euribor+775 basis points), 12/30/2045[2,3,4]	11,779,951
		Landesbank Baden-Wuerttemberg
1,942,985	[1]	Series LION-5 MEZ, 11.186% (3-Month Euribor+900 basis points), 7/31/2034[2,3,4]	2,273,033
4,022,973	[1]	Series LION-6 SNR, 9.630% (3-Month Euribor+765 basis points), 10/30/2036[2,3,4]	4,726,247
		Lloyds Bank PLC
2,500,000	[1]	Series 2024-1 A, 8.715% (SONIA+450 basis points), 12/16/2030[2,3,4]	3,436,754
3,000,000		Series 2024-1 Z, 11.563% (SONIA+735 basis points), 12/16/2030[1,2,3,4]	4,133,411
2,621,372		Mespil Securities No.3 Designated Activity Company Series 2024-1, Class B, 13.900% (2-Month Term SOFR+950 basis points), 7/28/2032[2,4]	2,684,285
		PYMES Magdalena
5,200,000	[1]	Series 12, Class NOTE, 9.036% (3-Month Euribor+700 basis points), 12/31/2039[2,3,4,5]	6,125,574
2,609,534	[1]	Series 11, Class NOTE, 8.736% (3-Month Euribor+650 basis points), 7/4/2054[2,3,4,5]	3,060,185
		Santander Consumer Finance, S.A.
17,246,443	[1]	Series 2024-1, 8.815% (3-Month Term STIBOR+665 basis points), 12/25/2034[2,3,4]	1,811,069
33,128,000	[1]	8.663% (3-Month CIBOR+665 basis points), 6/25/2035[2,3,4]	5,230,351
1,915,020	[1]	Santander UK PLC Series 2024-2 F, 14.950% (SONIA+1,000 basis points), 5/22/2034[3,4]	2,687,862
3,000,000		St. Lawrence Corp. Series 2023-1X, Class MEZZ, 14.040% (1-Month Term SOFR+975 basis points), 5/25/2033[2,4]	3,097,500
2,190,754		U.S. Bancorp Series 2025-SUP1, Class R, 11.805% (30-Day SOFR Average+750 basis points), 2/25/2032[2,5,6]	2,173,447
		TOTAL ASSET-BACKED SECURITIES
		(Cost $71,848,406)	76,418,861

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS — 32.3%
	Accordian Partners, LLC
86,957	1.000%, Delay Draw, 11/17/2031[7,8]	$13,635
578,261	9.546%, Term Loan (3-Month Term SOFR+525 basis points), 11/17/2031[2,7]	576,410
	Accuary, Inc.
500,000	0.000%, Delay Draw, [7,8]	—
3,000,000	12.808%, Term Loan (30-Day SOFR Average+850 basis points), 6/5/2030[2,7]	2,886,875
3,950,000	Astro Acquisition, LLC 9.799%, Term Loan, 12/13/2027[7]	3,950,000
2,000,000	C3 Rentals, LLC 12.324%, Term Loan, 4/22/2027[7,9]	2,010,000
1,966,627	Cardinal Parent, Inc. 8.949%, Term Loan (3-Month Term SOFR+450 basis points), 11/12/2027[2,5]	1,920,942
	CB Buyer, Inc.
394,750	0.500%, Revolver, 7/1/2031[7,8]	3,474
792,086	1.000%, Delay Draw, 7/1/2031[7,8]	119,001
3,785,666	9.299%, Term Loan, 7/1/2031[7]	3,781,124
363,279	CIRE Alto OpCo, LLC 24.090%, Term Loan, 8/29/2025[7,9]	363,280
3,985,000	Connect America.com, LLC 9.799%, Term Loan, 12/31/2028[7,9]	3,905,300
977,500	CPC/Cirtec Holdings, Inc. 9.077%, Term Loan, 1/30/2029[7]	965,770
	Craftmark Bakery Holdings, LLC
410,256	0.500%, Revolver, [7,8]	—
717,949	9.510%, Delay Draw (3-Month Term SOFR+525 basis points), 5/6/2031[2,7,10]	68,427
2,871,795	9.510%, Term Loan (3-Month Term SOFR+525 basis points), 5/6/2031[2,7]	2,809,175
2,032,961	DCERT Buyer, Inc. 11.327% (1-Month Term SOFR+700 basis points), 2/24/2029[2]	1,786,465
	Dentive, LLC
275,111	11.046%, Term Loan (3-Month Term SOFR+675 basis points), 12/23/2028[2,7]	268,233
136,672	11.046%, Delay Draw, 12/23/2028[2,7]	133,256
2,987,625	1.000%, Delay Draw, 12/26/2028[7,10]	1,586,979
	Fenix Topco, LLC
58,745	11.830%, Delay Draw, 4/2/2027[7,9,10]	49,405
847,836	13.550%, Term Loan, 3/28/2029[7,9]	818,162
	Fertility (ITC) Buyer, Inc.
1,321,945	10.118%, Term Loan (6-Month Term SOFR+600 basis points), 1/3/2029[2,7]	1,321,945
1,589,811	10.217%, Delay Draw, 1/3/2029[7,10]	1,182,147
489,873	Florida Food Products, LLC 9.590%, Term Loan (3-Month Term SOFR+500 basis points), 10/18/2028[2,5]	333,114
536,980	Fortna Group, Inc. 10.080%, Term Loan (6-Month Term SOFR+550 basis points), 6/1/2029[2,5]	425,938

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
	H.W. Lochner, LLC
262,355	10.535%, Term Loan, 7/2/2027[7]	$262,355
2,426,205	10.685%, Term Loan, 7/2/2027[7]	2,426,205
1,480,469	HS Purchaser, LLC 8.280%, Term Loan (3-Month Term SOFR+400 basis points), 11/30/2026[2,5]	1,414,270
	IDC Infusion Services, Inc.
1,441,851	10.796%, Term Loan (3-Month Term SOFR+650 basis points), 7/7/2028[2,7]	1,447,762
3,473,750	10.796%, Term Loan (3-Month Term SOFR+650 basis points), 7/7/2028[2,7]	3,447,349
530,130	11.889%, Delay Draw, 7/7/2028[7,10]	467,368
4,176,478	Ipsen Group Holding GmbH 7.825% Cash, 7.000% PIK, Term Loan, 7/31/2029[7,9,11]	4,045,336
	Ivanti Software, Inc.
1,101,873	8.793%, Term Loan (3-Month Term SOFR+425 basis points), 12/1/2027[2,5,11]	917,309
79,571	0.000%, Term Loan, 6/1/2029*,[7]	82,058
	KL Charlie Acquisition Company
463,750	9.927%, Delay Draw (1-Month Term SOFR+560 basis points), 12/20/2026[2,7]	463,750
349,554	9.927%, Term Loan (1-Month Term SOFR+560 basis points), 12/20/2026[2,7]	349,554
1,985,000	Leonard Valve Company, LLC 9.796%, Term Loan (3-Month Term SOFR+550 basis points), 9/30/2027[2,7]	1,985,000
	Medical Technology Solutions, LLC
375,000	0.500%, Revolver, [7,8]	—
1,250,000	1.000%, Delay Draw, [7,8]	—
2,375,000	9.562%, Term Loan (30-Day SOFR Average+525 basis points), 6/3/2032[2,7]	2,332,812
	Minds + Assembly, LLC
169,271	0.500%, Revolver, [7,8]	—
3,065,326	10.049%, Term Loan, 10/28/2026[7]	3,051,532
	Monroe Capital Corp.
488,750	9.549%, Term Loan, 12/20/2028[7]	488,750
490,687	9.579%, Delay Draw, 12/20/2028[7]	490,688
5,000,000	Nephorn Pharmaceuticals Corp. 13.525%, Term Loan, 1/31/2028[7,9]	4,975,000
	Neptune Bidco US, Inc.
1,977,311	9.080%, Term Loan (3-Month Term SOFR+475 basis points), 10/11/2028[2]	1,867,501
1,964,925	9.330%, Term Loan (3-Month Term SOFR+500 basis points), 4/11/2029[2,5]	1,863,515
3,575,814	14.080%, Term Loan, 10/11/2029	3,522,177
	NMA Holdings, LLC
352,941	0.500%, Revolver, [7,8]	—
529,412	1.000%, Delay Draw, [7,8]	—
2,107,059	9.563%, Term Loan, 1/2/2028[7,9]	2,079,667
1,547,660	Orthopaedic (ITC) Buyer, LLC 10.899%, Term Loan, 7/31/2028[7]	1,559,267
	PhyNet Dermatology, LLC
517,241	1.000%, Delay Draw, 10/20/2029[7,8]	(5,172)

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
1,015,124	1.000%, Delay Draw, 10/20/2029[7,8]	$(10,151)
968,048	10.772%, Term Loan (3-Month Term SOFR+650 basis points), 10/20/2029[2,7]	958,367
477,572	10.772%, Term Loan (3-Month Term SOFR+650 basis points), 10/20/2029[2,7]	472,797
	PMA Parent Holdings, LLC
328,947	0.375%, Revolver, 1/31/2031[7,8]	(4,145)
4,659,375	9.549%, Term Loan, 1/31/2031[7]	4,600,667
3,965,553	Progress Lighting, LLC 14.269%, Term Loan, 9/18/2029[7,9]	3,882,277
2,767,183	Project Leopard Holdings, Inc. 9.630%, Term Loan (3-Month Term SOFR+525 basis points), 7/20/2029[2,5]	2,521,595
4,959,786	Resolute Investment Managers, Inc. 11.061%, Term Loan (3-Month Term SOFR+650 basis points), 4/30/2027[2]	4,925,712
5,000,000	RHF VI Funding, LLC 12.090%, Revolver, 8/19/2025[7]	5,000,000
	Riccobene Associates
135,318	0.500%, Revolver, [7,8]	—
1,316,793	9.327%, Term Loan, 11/12/2027[7,9]	1,299,016
540,896	9.314%, Delay Draw, 1/10/2028[7,9,10]	104,636
	Riskonnect Parent, LLC
4,000,000	0.500%, Delay Draw, 12/7/2028[8]	(30,000)
967,805	8.916%, Term Loan (6-Month Term SOFR+475 basis points), 12/7/2028[2]	965,386
	Royal Palm Equity Partners I LP
691,220	0.000% Cash. 11.299% PIK, Term Loan (3-Month Term SOFR+700 basis points), 10/24/2033[2,7,11]	688,109
426,008	0.500% Cash. 3.000% PIK, Delay Draw, 10/24/2033[7,8,11]	63,087
	Royal Palm Equity Partners II LP
51,270	0.000% Cash. 11.299% PIK, Term Loan (3-Month Term SOFR+800 basis points), 10/24/2028[2,7,11]	50,978
85,608	0.500% Cash. 3.000% PIK, Term Loan, 10/24/2033[7,8,11]	85,222
5,612,971	Russell Investments U.S. Institutional Holdco, Inc. 9.280%, Term Loan (3-Month Term SOFR+500 basis points), 5/28/2027[2,5,11]	5,322,499
	Sepro Holdings, LLC
432,836	1.000%, Delay Draw, 7/26/2030[7,8]	(1,212)
3,007,127	9.577%, Term Loan, 7/26/20307	2,968,636
5,810,625	Shryne Group, Inc. 16.000% Cash, 1.000% PIK, Term Loan, 5/26/2026[7,9,11]	5,839,679
	South Florida ENT Associates
420,120	1.000%, Delay Draw, 12/31/2025[7,10]	338,068
968,811	11.330%, Term Loan, 12/31/2025[7]	964,645
	Steward Health Care System, LLC
1,894,617	14.436%, Term Loan, 7/16/2025[7,9,12]	1,894,617
420,929	0.000% Cash, 15.180% PIK, Bridge, 5/28/2026[7,9,11,12]	420,929

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
	Summit Spine & Joint Centers
829,187	1.000%, Delay Draw, [7,8]	$—
414,594	9.298%, Revolver, 3/18/202[87,9,10]	18,194
2,749,328	11.500%, Term Loan, 3/18/2028[7,9]	2,705,023
3,805,172	Synamedia Americas Holdings, Inc. 12.062%, Term Loan, 12/5/2028[7]	3,794,137
	TA/WEG Holdings, LLC
369,152	12.253%, Delay Draw, 10/2/2027[7]	369,152
221,760	0.500%, Revolver, 10/4/2027[7,8]	—
246,028	12.253%, Delay Draw, 10/4/2027[7,11]	246,028
367,835	12.253%, Delay Draw, 10/4/2027[7]	367,836
2,601,914	12.253%, Delay Draw, 10/4/2027[7]	2,601,914
	Tank Holding Corp.
15,409	1.000%, Revolver, 3/31/2028[8]	(1,223)
1,856,291	10.077%, Term Loan (1-Month Term SOFR+575 basis points), 3/31/2028[2]	1,771,013
684,250	10.327%, Term Loan (1-Month Term SOFR+600 basis points), 5/11/2029[2]	651,536
296,598	11.750%, Delay Draw (1-Month Term SOFR+0 basis points), 5/11/2029[2]	282,417
	Taoglas Group Holdings Limited
767,346	11.546%, Term Loan (3-Month Term SOFR+725 basis points), 2/28/2029[2,7]	756,526
214,991	11.552%, Revolver, 2/28/202[97,10]	188,718
332,043	TCW Fenix Topco, LLC 1.000%, Delay Draw, [7,8]	—
2,468,750	USN Opco, LLC 10.199%, Term Loan, 12/21/2026[7]	2,465,787
1,497,051	West Side Holdco, LLC 13.324%, Term Loan, 9/3/2027[7,9]	1,556,933
	TOTAL BANK LOANS
	(Cost $131,511,280)	131,908,515

Number of Shares
	CLOSED-END FUNDS — 0.6%
162,668	Palmer Square Capital BDC, Inc.[13]	2,270,845
	TOTAL CLOSED-END FUNDS
	(Cost $2,670,716)	2,270,845

Principal Amount ($)
COLLATERALIZED LOAN OBLIGATIONS — 31.3%
1,250,000	ABPCI Direct Lending Fund CLO, LLC Series 2017-1A, Class ERR, 11.769% (3-Month Term SOFR+750 basis points), 7/20/2037[2,5,6]	1,274,071

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
250,000	AIMCO CLO Ltd. Series 2019-10A, Class ERR, 9.922% (3-Month Term SOFR+565 basis points), 7/22/2037[2,5,6]	$253,238
500,000	Alinea CLO Ltd. Series 2018-1A, Class DR, 6.584% (3-Month Term SOFR+225 basis points), 7/20/2031[2,5,6]	502,502
	Apidos CLO Ltd.
500,000	Series 2017-28A, Class C, 7.031% (3-Month Term SOFR+276 basis points), 1/20/2031[2,5,6]	501,845
1,000,000	Series 2015-23A, Class DRR, 6.856% (3-Month Term SOFR+260 basis points), 4/15/2033[2,5,6]	989,245
500,000	Series 2022-42A, Class D1R, 6.719% (3-Month Term SOFR+245 basis points), 4/20/2038[2,5,6]	498,250
400,000	Arini U.S. CLO Ltd. Series 1A, Class D, 8.326% (3-Month Term SOFR+400 basis points), 4/15/2038[2,5,6]	404,199
	Bain Capital Credit CLO Ltd.
750,000	Series 2018-2A, Class DR, 7.219% (3-Month Term SOFR+295 basis points), 7/19/2031[2,5,6]	752,503
1,000,000	Series 2023-1A, Class A1R, 5.725% (3-Month Term SOFR+140 basis points), 7/16/2038[2,5,6]	1,003,168
500,000	Barings CLO Ltd. Series 2018-4A, Class D, 7.418% (3-Month Term SOFR+316 basis points), 10/15/2030[2,5,6]	501,568
500,000	Battalion CLO Ltd. Series 2020-15A, Class BR, 5.780% (3-Month Term SOFR+150 basis points), 1/17/2033[2,5,6]	499,750
	Benefit Street Partners CLO Ltd.
250,000	Series 2015-8A, Class DR, 10.131% (3-Month Term SOFR+586 basis points), 1/20/2031[2,5,6]	245,328
500,000	Series 2020-20A, Class DR, 7.718% (3-Month Term SOFR+346 basis points), 7/15/2034[2,5,6]	500,726
500,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.556% (3-Month Term SOFR+330 basis points), 4/15/2035[2,5,6]	500,628
500,000	Bryant Park Funding Ltd. Series 2023-20A, Class DR, 7.725% (3-Month Term SOFR+340 basis points), 4/15/2038[2,5,6]	502,377
	Carlyle Global Market Strategies CLO Ltd.
750,000	Series 2014-4RA, Class C, 7.418% (3-Month Term SOFR+316 basis points), 7/15/2030[2,5,6]	752,902
250,000	Series 2014-1A, Class DR, 7.141% (3-Month Term SOFR+286 basis points), 4/17/2031[2,5,6]	250,057
1,000,000	Series 2014-2RA, Class C, 7.388% (3-Month Term SOFR+306 basis points), 5/15/2031[2,5,6]	1,004,278

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
625,000	Series 2014-3RA, Class C, 7.494% (3-Month Term SOFR+321 basis points), 7/27/2031[2,5,6]	$627,691
500,000	Carlyle U.S. CLO Ltd. Series 2021-9A, Class E, 11.161% (3-Month Term SOFR+689 basis points), 10/20/2034[2,5,6]	499,763
	Cedar Funding CLO Ltd.
500,000	Series 2016-6A, Class DRR, 7.841% (3-Month Term SOFR+357 basis points), 4/20/2034[2,5,6]	500,123
500,000	Series 2023-17A, Class E, 12.429% (3-Month Term SOFR+816 basis points), 7/20/2036[2,5,6]	506,465
500,000	Series 2014-4A, Class AR3, 5.619% (3-Month Term SOFR+134 basis points), 1/23/2038[2,5,6]	502,034
500,000	Series 2014-4A, Class DR3, 7.579% (3-Month Term SOFR+330 basis points), 1/23/2038[2,5,6]	501,627
	CIFC Funding Ltd.
500,000	Series 2017-4A, Class D, 10.637% (3-Month Term SOFR+636 basis points), 10/24/2030[2,5,6]	500,875
500,000	Series 2013-3RA, Class D, 10.437% (3-Month Term SOFR+616 basis points), 4/24/2031[2,5,6]	494,612
500,000	Series 2018-2A, Class D1R, 7.319% (3-Month Term SOFR+305 basis points), 10/20/2037[2,5,6]	500,004
250,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 7.768% (3-Month Term SOFR+351 basis points), 10/15/2031[2,5,6]	249,268
5,500,000	Deerpath Capital CLO Ltd. Series 2020-1A, Class DR, 10.670% (3-Month Term SOFR+639 basis points), 4/17/2034[2,5,6]	5,553,141
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A, Class D, 7.368% (3-Month Term SOFR+311 basis points), 4/15/2031[2,5,6]	986,220
	Dryden Senior Loan Fund
500,000	Series 2013-30A, Class DR, 7.188% (3-Month Term SOFR+286 basis points), 11/15/2028[2,5,6]	501,281
750,000	Series 2017-54A, Class D, 7.631% (3-Month Term SOFR+336 basis points), 10/19/2029[2,5,6]	750,082
500,000	Series 2016-45A, Class DRR, 7.306% (3-Month Term SOFR+305 basis points), 10/15/2030[2,5,6]	497,626
500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 7.031% (3-Month Term SOFR+276 basis points), 1/20/2030[2,5,6]	501,381
326,693	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.189% (3-Month Term SOFR+92 basis points), 10/20/2031[2,5,6]	326,594

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Elmwood CLO Ltd.
500,000	Series 2022-1A, Class E, 10.622% (3-Month Term SOFR+635 basis points), 4/20/2035[2,5,6]	$501,331
500,000	Series 2021-3A, Class AR2, 5.557% (3-Month Term SOFR+130 basis points), 7/20/2038[2,5,6]	500,000
1,000,000	Empower CLO Ltd. Series 2025-1A, Class D1, 7.277% (3-Month Term SOFR+295 basis points), 7/20/2038[2,5,6]	1,002,289
3,038,420	Fortress Credit Opportunities CLO, LLC Series 2022-19A, Class ER, 12.256% (3-Month Term SOFR+800 basis points), 10/15/2036[2,5,6,10]	1,079,941
	Galaxy CLO Ltd.
500,000	Series 2018-26A, Class E, 10.438% (3-Month Term SOFR+611 basis points), 11/22/2031[2,5,6]	504,413
500,000	Series 2017-24A, Class AR, 5.796% (3-Month Term SOFR+154 basis points), 4/15/2037[2,5,6]	501,510
500,000	Generate CLO Ltd. Series 2023-12A, Class E, 12.672% (3-Month Term SOFR+840 basis points), 7/20/2036[2,5,6]	504,305
500,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 10/20/2032[2,5,6]	502,486
	Invesco U.S. CLO Ltd.
500,000	Series 2023-3A, Class E, 12.416% (3-Month Term SOFR+816 basis points), 7/15/2036[2,5,6]	504,256
250,000	Series 2023-2A, Class ER, 12.196% (3-Month Term SOFR+788 basis points), 4/21/2038[2,5,6]	255,298
250,000	Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/2038[2,5,6]	250,000
500,000	Long Point Park CLO Ltd. Series 2017-1A, Class C, 6.941% (3-Month Term SOFR+266 basis points), 1/17/2030[2,5,6]	501,717
	Magnetite CLO Ltd.
500,000	Series 2018-20A, Class E, 9.881% (3-Month Term SOFR+561 basis points), 4/20/2031[2,5,6]	502,896
1,000,000	Series 2020-26A, Class D1R2, 6.258% (3-Month Term SOFR+250 basis points), 1/25/2038[2,5,6]	996,571
1,250,000	Maranon Loan Funding Ltd. Series 2021-3A, Class ER, 12.076% (3-Month Term SOFR+782 basis points), 10/15/2036[2,5,6]	1,273,912
	MCF CLO Ltd.
2,175,000	Series 2018-1A, Class ER, 12.269% (3-Month Term SOFR+800 basis points), 4/18/2036[2,5,6]	2,204,906
3,000,000	Series 2018-1A, Class SUB, 15.000%, 4/18/2036[5,6,9,14]	1,936,135

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Morgan Stanley Eaton Vance CLO Ltd.
500,000	Series 2022-18A, Class D1R, 7.369% (3-Month Term SOFR+310 basis points), 10/20/2037[2,5,6]	$500,025
500,000	Series 2023-19A, Class D1R, 7.307% (3-Month Term SOFR+300 basis points), 7/15/2038[2,5,6]	500,782
500,000	Series 2023-19A, Class D2R, 8.807% (3-Month Term SOFR+450 basis points), 7/15/2038[2,5,6]	500,834
1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 13.635%, 1/22/2033[5,6,9,13,14]	898,608
	Neuberger Berman CLO Ltd.
500,000	Series 2016-22A, Class ER2, 11.110% (3-Month Term SOFR+683 basis points), 4/15/2038[2,5,6]	509,943
1,000,000	Series 2017-16SA, Class D1R2, 7.010% (3-Month Term SOFR+270 basis points), 4/15/2039[2,5,6]	1,004,784
	Neuberger Berman Loan Advisers CLO Ltd.
480,000	0.000%, 6/24/2028[7,14]	480,000
500,000	Series 2020-36A, Class ER2, 11.569% (3-Month Term SOFR+730 basis points), 4/20/2033[2,5,6]	502,144
3,220,000	Series 2018-28A, Class D1R, 7.469% (3-Month Term SOFR+320 basis points), 10/20/2038[2,5,6,10]	495,211
3,000,000	Series 2025-60A, Class SUB, 0.000%, 4/22/2039[5,6,9,10,14]	1,657,607
3,900,000	Series 2025-61A, Class SUB, 0.000%, 7/17/2039[5,6,9,14]	3,450,630
	New Mountain CLO Ltd.
1,000,000	Series CLO-6A, Class D1, 7.356% (3-Month Term SOFR+310 basis points), 10/15/2037[2,5,6]	1,004,425
500,000	Series CLO-1A, Class DRR, 7.106% (3-Month Term SOFR+285 basis points), 1/15/2038[2,5,6]	501,438
	Newark BSL CLO Ltd.
500,000	Series 2017-1A, Class CR, 7.693% (3-Month Term SOFR+341 basis points), 7/25/2030[2,5,6]	499,002
500,000	Series 2017-1A, Class D, 10.843% (3-Month Term SOFR+656 basis points), 7/25/2030[2,5,6]	501,925
7,000,000	NXT Capital CLO, LLC Series 2026-1, 0.000%, 6/24/2028[7,10,14]	3,094,190
500,000	Oaktree CLO Ltd. Series 2022-1A, Class ERR, 7.445% (3-Month Term SOFR+600 basis points), 7/15/2038[2,5,6]	500,000
500,000	Octagon Investment Partners Ltd. Series 2013-1A, Class DR2, 7.043% (3-Month Term SOFR+276 basis points), 1/25/2031[2,5,6]	501,948
500,000	OHA Credit Partners XII Ltd. Series 2015-12A, Class ER2, 10.529% (3-Month Term SOFR+625 basis points), 4/23/2037[2,5,6]	507,510

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
		OZLM Ltd.
500,000		Series 2018-22A, Class C, 7.191% (3-Month Term SOFR+291 basis points), 1/17/2031[2,5,6]	$502,021
500,000		Series 2018-20A, Class C, 7.481% (3-Month Term SOFR+321 basis points), 4/20/2031[2,5,6]	501,425
		Palmer Square European Loan Funding
600,000	[1]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032[3,5,6,9,13,14]	—
900,000	[1]	Series 2023-2X, Class SUB, 15.000%, 1/15/2033[3,5,9,13,14]	950,296
1,000,000	[1]	Series 2023-3X, Class SUB, 15.000%, 5/15/2033[3,5,9,13,14]	1,016,553
2,500,000	[1]	Series 2024-1X, Class SUB, 15.000%, 8/15/2033[3,5,9,13,14]	2,350,110
4,000,000	[1]	Series 2024-2X, Class SUB, 15.000%, 5/15/2034[3,5,9,13,14]	4,006,752
2,000,000	[1]	Series 2024-3A, Class SUB, 15.000%, 5/15/2034[3,5,6,9,13,14]	2,280,302
1,000,000	[1]	Series 2025-1X, Class SUB, 8.236%, 10/15/2034[3,5,9,13,14]	1,180,165
2,000,000	[1]	Series 2025-2X, Class SUB, 0.000%, 2/15/2035[3,5,9,13,14]	2,355,990
1,450,000	[1]	Series 2023-2X, Class SUB, 13.500%, 10/15/2036[3,5,9,13,14]	1,131,550
2,000,000	[1]	Series 2024-1X, Class SUB, 15.000%, 5/15/2037[3,5,9,13,14]	2,016,629
1,500,000	[1]	Series 2024-2X, Class F, 10.519% (3-Month Euribor+824 basis points), 10/15/2037[2,3,5,13]	1,743,757
2,825,000	[1]	Series 2024-2X, Class SUB, 15.000%, 10/15/2037[3,5,9,13,14]	2,965,767
500,000	[1]	Series 2023-1X, Class FR, 10.549% (3-Month Euribor+827 basis points), 1/15/2038[2,3,5,13]	569,952
1,050,000	[1]	Series 2023-1X, Class SUB, 15.000%, 1/15/2038[3,5,9,13,14]	838,897
1,500,000	[1]	Series 2025-2X, Class SUB, 0.000%, 7/15/2038[3,5,9,13,14]	1,678,643
1,250,000	[1]	Series 2025-1X, Class SUB, 15.000%, 10/15/2039[3,5,9,13,14]	1,269,201
		Palmer Square Loan Funding Ltd.
825,000		Series 2023-1A, Class SUB, 0.000%, 7/20/2031[5,6,9,13,14]	—
450,000		Series 2022-4A, Class SUB, 12.500%, 7/24/2031[5,6,9,13,14]	360,702
500,000		Series 2023-2A, Class SUB, 14.000%, 1/25/2032[5,6,9,13,14]	417,716
3,000,000		Series 2024-3A, Class SUB, 15.000%, 8/8/2032[5,6,9,13,14]	2,370,009
250,000		Series 2024-1A, Class E, 10.826% (3-Month Term SOFR+657 basis points), 10/15/2032[2,5,6,13]	241,520
2,510,000		Series 2024-1A, Class SUB, 15.000%, 10/15/2032[5,6,9,13,14]	1,985,419
3,000,000		Series 2024-2A, Class SUB, 15.000%, 1/15/2033[5,6,9,13,14]	2,517,948
4,150,000		Series 2025-1A, Class SUB, 0.000%, 2/15/2033[5,6,9,13,14]	4,169,452
500,000		Series 2023-3A, Class SUB, 8.020%, 1/20/2037[5,6,9,13,14]	490,938
1,540,000		Series 2024-1A, Class SUB, 10.571%, 4/15/2037[5,6,9,13,14]	1,454,850
3,000,000		Series 2024-2A, Class SUB, 14.000%, 7/20/2037[5,6,9,13,14]	2,465,431
2,000,000		Series 2024-3A, Class SUB, 14.000%, 7/20/2037[5,6,9,13,14]	1,864,107
1,250,000		Series 2023-4A, Class SUB, 15.000%, 10/20/2037[5,6,9,13,14]	1,207,704
3,000,000		Series 2024-4A, Class SUB, 15.000%, 1/15/2038[5,6,9,13,14]	2,879,924
2,250,000		Series 2025-1A, Class SUB, 15.000%, 4/20/2038[5,6,9,13,14]	2,158,781
500,000		Series 2023-2A, Class SUB, 15.000%, 7/20/2038[5,6,9,13,14]	444,121
2,000,000		Series 2025-2A, Class SUB, 0.000%, 7/20/2038[5,6,9,13,14]	2,006,751

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Post CLO Ltd. Series 2024-1A, Class E, 11.069% (3-Month Term SOFR+680 basis points), 4/20/2037[2,5,6]	$507,454
1,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.700% (3-Month Term SOFR+136 basis points), 7/20/2040[2,5,6]	1,000,000
	Regatta Funding Ltd.
1,000,000	Series 2018-2A, Class CR, 6.956% (3-Month Term SOFR+270 basis points), 7/15/2031[2,5,6]	1,005,712
500,000	Series 2016-1A, Class A1R2, 5.731% (3-Month Term SOFR+141 basis points), 6/20/2034[2,5,6]	500,961
500,000	Series 2021-3A, Class D1R, 7.356% (3-Month Term SOFR+310 basis points), 10/15/2037[2,5,6]	502,585
500,000	Rockford Tower CLO Ltd. Series 2017-2A, Class ER, 10.768% (3-Month Term SOFR+651 basis points), 10/15/2029[2,5,6]	495,135
1,397,275	Silver Point CLO Ltd. Series 2025-9A, Class A1, 5.808% (3-Month Term SOFR+152 basis points), 3/31/2038[2,5,6,10]	1,006,260
500,000	Stewart Park CLO Ltd. Series 2015-1A, Class ER, 9.798% (3-Month Term SOFR+554 basis points), 1/15/2030[2,5,6]	500,511
	Symphony CLO Ltd.
493,621	Series 2019-21A, Class AR2, 5.156% (3-Month Term SOFR+90 basis points), 7/15/2032[2,5,6]	492,594
250,000	Series 2022-34A, Class DR, 9.525% (3-Month Term SOFR+525 basis points), 7/24/2036[2,5,6]	251,106
375,000	TCI-Flatiron CLO Ltd. Series 2018-1A, Class ER, 10.692% (3-Month Term SOFR+641 basis points), 1/29/2032[2,5,6]	377,321
750,000	Trestles CLO Ltd. Series 2023-6A, Class A1R, 5.454% (3-Month Term SOFR+118 basis points), 4/25/2038[2,5,6]	749,151
	Trinitas CLO Ltd.
1,000,000	Series 2025-34A, Class D1, 8.327% (3-Month Term SOFR+400 basis points), 4/22/2038[2,5,6]	1,014,096
500,000	Series 2025-34A, Class E, 11.487% (3-Month Term SOFR+716 basis points), 4/22/2038[2,5,6]	514,993
440,799	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.280% (3-Month Term SOFR+100 basis points), 7/30/2032[2,5,6]	439,843
500,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.119% (3-Month Term SOFR+285 basis points), 7/20/2032[2,5,6]	498,953

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Voya CLO Ltd.
500,000	Series 2017-1A, Class C, 7.871% (3-Month Term SOFR+359 basis points), 4/17/2030[2,5,6]	$501,848
500,000	Series 2013-1A, Class CR, 7.468% (3-Month Term SOFR+321 basis points), 10/15/2030[2,5,6]	502,012
1,000,000	Series 2014-1A, Class CR2, 7.331% (3-Month Term SOFR+306 basis points), 4/18/2031[2,5,6]	1,004,787
250,000	Series 2018-2A, Class D, 7.268% (3-Month Term SOFR+301 basis points), 7/15/2031[2,5,6]	247,965
500,000	Series 2016-3A, Class CR, 7.781% (3-Month Term SOFR+351 basis points), 10/18/2031[2,5,6]	497,595
500,000	Series 2015-3A, Class CR, 7.681% (3-Month Term SOFR+341 basis points), 10/20/2031[2,5,6]	500,079
500,000	Series 2019-2A, Class D, 8.231% (3-Month Term SOFR+396 basis points), 7/20/2032[2,5,6]	501,930
1,000,000	Series 2017-3A, Class CRR, 7.369% (3-Month Term SOFR+310 basis points), 4/20/2034[2,5,6]	1,004,771
500,000	Series 2022-4A, Class ER, 10.969% (3-Month Term SOFR+670 basis points), 4/20/2037[2,5,6]	511,875
500,000	Series 2019-1A, Class D1RR, 7.306% (3-Month Term SOFR+305 basis points), 10/15/2037[2,5,6]	504,065
500,000	Series 2020-3A, Class ARR, 5.519% (3-Month Term SOFR+125 basis points), 1/20/2038[2,5,6]	500,356
500,000	Series 2020-3A, Class D1RR, 6.969% (3-Month Term SOFR+270 basis points), 1/20/2038[2,5,6]	500,622
500,000	Whitebox CLO Ltd. Series 2023-4A, Class D1R, 8.185% (3-Month Term SOFR+390 basis points), 4/20/2036[2,5,6]	500,396
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $130,378,830)	127,596,753

Number of Shares
		PRIVATE INVESTMENT VEHICLES — 17.7%
		INVESTMENT PARTNERSHIPS — 13.2%
N/A	[15]	Acer Tree Credit Opportunities Partners LP7	8,082,237
N/A	[15]	Arbour Lane Credit Opportunity Fund IV LP16	1,673,529
N/A	[15]	Audax Private Credit Fund LP16	8,955,351
N/A	[15]	BCP Special Opportunities Offshore Feeder III LP13,16	319,675
N/A	[15]	DSC Meridian Credit Opportunities Onshore Fund LP7	8,877,928
2,818,223		IFRG Investor III LP7	163,032
N/A	[15]	Linden Investors LP7	8,493,530
N/A	[15]	Old Orchard Credit Fund LP7	6,798,402
N/A	[15]	Seer Capital Regulatory Capital Relief Fund LP16	4,138,127

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[15]	TCW Rescue Financing II LP16	$3,985,087
N/A	[15]	Whitehawk IV-Plus Onshore Fund LP16	1,980,645
N/A	[15]	Wynwood BN, LLC[16]	301,374
			53,768,917
		NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 1.9%
12,000,000		TCW Direct Lending VIII, LLC[10,16]	7,674,530

Principal Amount ($)
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 2.6%
500,000	Antares Loan Funding CLO 3/1/2026*,16	579,881
1,764,490	Fortress Credit Opportunities CLO, LLC Series XXVII, 1/28/2035[16]	1,699,973
2,500,000	GPG Loan Funding, LLC 4/29/2034[10,16]	1,228,353
1,500,000	KCLF Note Issuer I SPV, LLC 12/28/2033[16]	1,569,394
3,101,296	MCF CLO 12, LLC 2/24/2028[16]	3,034,055
1,500,000	Private Credit Fund C-1 Holdco, LLC Series 2023-1, 7/11/2033[10,16]	808,541
1,602,725	Silver Point Loan Funding, LLC 10/20/2033[16]	1,706,952
		10,627,149
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $71,784,999)	72,070,596

Number of Shares
	SHORT-TERM INVESTMENTS — 9.1%
3,890,000	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.14%[17,18]	3,890,000
33,113,321	UMB Bank, Money Market Special II Deposit Investment, 4.25%[18]	33,113,321
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $37,003,321)	37,003,321
	TOTAL INVESTMENTS — 109.7%
	(Cost $445,197,552)	447,268,891
	Liabilities in Excess of Other Assets — (9.7)%	(39,593,669)
	TOTAL NET ASSETS — 100.0%	$407,675,222

Euribor — Euro Interbank Offered Rate
LLC — Limited Liability Company

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate

* Non-income producing security.
[1] Principal Amount denoted in local currency.
[2] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[3] Foreign security denominated in U.S. Dollars.
[4] All or a portion of this investment is a holding of FTPCF Cayman Sub1 Ltd.
[5] Callable.
[6] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $102,121,748, which represents 25.05% of the total net assets of the Fund.
[7] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8] Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
[9] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[10] A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
[11] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[12] Issuer filed for bankruptcy and/or is in default.
[13] Affiliated company.
14 CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The Fund monitors the effective yield and residual value for each CLO equity position held within the Fund's portfolio on a quarterly basis. The residual value also known as the equity or residual tranche is the portion of the CLO's assets remaining after all debt obligations have been fully satisfied. The effective yield and investment cost may ultimately not be realized.
[15] Investment does not issue shares.
[16] Investment valued using net asset value per share as practical expedient.
[17] All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $3,890,000, which represents 0.95% of total net assets of the Fund.
[18] The rate is the annualized seven-day yield at period end.

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Acer Tree Credit Opportunities Partners LP1	Quarterly[2]	45 Days	$8,000,000.00	$8,082,237.51	1/31/2025
Arbour Lane Credit Opportunity Fund IV (B), L.P.[1]	Not permitted	N/A	1,720,510.01	1,673,529.13	2/27/2025
Audax Private Credit Fund LP1	Not permitted	N/A	8,712,684.53	8,955,350.89	10/30/2024
BCP Special Opportunities Fund Offshore Feeder III LP1	Not permitted	N/A	380,761.76	319,675.04	11/2/2023
DSC Meridian Credit Opportunities Onshore LP1	Quarterly[2]	65 Days	7,600,000.00	8,877,928.43	5/1/2023
IFRG Investor III LP1	Not permitted	N/A	2,818,223.00	163,031.66	7/28/2023
Linden Investors LP1	Quarterly[2]	65 Days	7,250,000.00	8,493,529.79	5/1/2023
Old Orchard Credit Fund LP1	Quarterly[2]	65 Days	6,250,000.00	6,798,401.51	5/31/2023
Palmer Square Capital BDC, Inc.[1]	Not permitted	N/A	2,670,716.30	2,270,845.28	2/1/2023
Seer Capital Regulatory Capital Relief Fund LP1	Not permitted	N/A	4,000,000.00	4,138,127.17	3/7/2024
TCW Direct Lending VIII, LLC[1]	Not permitted	N/A	8,573,540.30	7,674,530.26	8/9/2023
TCW Rescue Financing II LP1	Not permitted	N/A	4,085,714.94	3,985,086.82	9/12/2024
Whitehawk IV-Plus Onshore Fund LP1	Not permitted	N/A	1,663,828.26	1,980,644.98	6/29/2023
Wynwood BN, LLC[1]	Not permitted	N/A	300,000.00	301,374.42	1/26/2023
Totals			$64,025,979	$55,632,055

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

2 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
PURCHASE CONTRACTS	Counterparty	Exchange	Date	Purchased/(Sold)	Date	June 30, 2025	(Depreciation)
Euro	BNP Paribas	EUR per USD	6/18/2026	144,000	$160,013	$173,072	$13,059
Euro	BNP Paribas	EUR per USD	11/6/2026	368,000	412,344	443,705	31,361
British Pound	BNP Paribas	GBP per USD	7/1/2025	160,000	219,328	219,630	302
British Pound	BNP Paribas	GBP per USD	8/14/2025	320,000	438,712	439,376	664
TOTAL PURCHASE CONTRACTS					$1,230,397	$1,275,783	$45,386

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
SALE CONTRACTS	Counterparty	Exchange	Date	Purchased/(Sold)	Date	June 30, 2025	(Depreciation)
British Pound	BNP Paribas	GBP per USD	7/17/2025	(1,425,000)	$(1,651,005)	$(1,680,685)	$(29,680)
British Pound	BNP Paribas	GBP per USD	7/22/2025	(110,000)	(121,451)	(129,784)	(8,333)
British Pound	BNP Paribas	GBP per USD	7/22/2025	(20,000)	(22,340)	(23,597)	(1,257)
British Pound	BNP Paribas	GBP per USD	7/22/2025	(70,000)	(77,318)	(82,590)	(5,272)
British Pound	BNP Paribas	GBP per USD	8/14/2025	(30,016,000)	(33,586,446)	(35,466,490)	(1,880,044)
British Pound	BNP Paribas	GBP per USD	8/22/2025	(30,000)	(33,420)	(35,467)	(2,047)
British Pound	BNP Paribas	GBP per USD	8/22/2025	(670,000)	(738,414)	(792,092)	(53,678)
British Pound	BNP Paribas	GBP per USD	9/15/2025	(10,100,000)	(11,801,120)	(11,959,099)	(157,979)
British Pound	BNP Paribas	GBP per USD	10/22/2025	(20,000)	(22,380)	(23,734)	(1,354)
British Pound	BNP Paribas	GBP per USD	10/22/2025	(688,000)	(769,402)	(816,436)	(47,034)
British Pound	BNP Paribas	GBP per USD	10/22/2025	(270,000)	(299,664)	(320,404)	(20,740)
British Pound	BNP Paribas	GBP per USD	11/21/2025	(30,000)	(33,465)	(35,670)	(2,205)
British Pound	BNP Paribas	GBP per USD	11/21/2025	(540,000)	(601,101)	(642,053)	(40,952)
British Pound	BNP Paribas	GBP per USD	11/24/2025	(70,000)	(77,840)	(83,245)	(5,405)
British Pound	BNP Paribas	GBP per USD	1/22/2026	(80,000)	(89,070)	(95,346)	(6,276)
British Pound	BNP Paribas	GBP per USD	1/22/2026	(230,000)	(255,974)	(274,119)	(18,145)
British Pound	BNP Paribas	GBP per USD	2/20/2026	(680,000)	(760,920)	(811,780)	(50,860)
British Pound	BNP Paribas	GBP per USD	2/20/2026	(550,000)	(616,367)	(656,587)	(40,220)
British Pound	BNP Paribas	GBP per USD	2/23/2026	(1,505,000)	(1,673,880)	(1,796,969)	(123,089)
British Pound	BNP Paribas	GBP per USD	4/22/2026	(50,000)	(55,855)	(59,898)	(4,043)
British Pound	BNP Paribas	GBP per USD	4/22/2026	(210,000)	(234,580)	(251,573)	(16,993)
British Pound	BNP Paribas	GBP per USD	5/22/2026	(2,134,000)	(2,393,489)	(2,560,858)	(167,369)
British Pound	BNP Paribas	GBP per USD	6/18/2026	(944,000)	(1,062,000)	(1,134,583)	(72,583)
British Pound	BNP Paribas	GBP per USD	7/22/2026	(240,000)	(268,846)	(287,905)	(19,059)
British Pound	BNP Paribas	GBP per USD	7/22/2026	(50,000)	(55,800)	(59,980)	(4,180)
British Pound	BNP Paribas	GBP per USD	8/21/2026	(360,000)	(406,328)	(432,473)	(26,145)
British Pound	BNP Paribas	GBP per USD	8/24/2026	(70,000)	(78,645)	(84,104)	(5,459)
British Pound	BNP Paribas	GBP per USD	10/22/2026	(50,000)	(55,975)	(60,243)	(4,268)
British Pound	BNP Paribas	GBP per USD	10/22/2026	(210,000)	(236,080)	(253,020)	(16,940)
British Pound	BNP Paribas	GBP per USD	11/6/2026	(1,408,000)	(1,576,960)	(1,697,653)	(120,693)
British Pound	BNP Paribas	GBP per USD	11/20/2026	(2,710,000)	(3,055,445)	(3,269,681)	(214,236)
British Pound	BNP Paribas	GBP per USD	11/23/2026	(80,000)	(90,200)	(96,536)	(6,336)
British Pound	BNP Paribas	GBP per USD	12/23/2026	(485,000)	(518,708)	(586,086)	(67,379)
British Pound	BNP Paribas	GBP per USD	1/22/2027	(200,000)	(225,396)	(242,032)	(16,636)
British Pound	BNP Paribas	GBP per USD	2/22/2027	(1,486,000)	(1,641,442)	(1,800,966)	(159,524)
British Pound	BNP Paribas	GBP per USD	4/22/2027	(220,000)	(248,679)	(267,386)	(18,707)
British Pound	BNP Paribas	GBP per USD	5/21/2027	(60,000)	(71,550)	(73,025)	(1,475)
British Pound	BNP Paribas	GBP per USD	5/24/2027	(90,000)	(102,285)	(109,553)	(7,268)
British Pound	BNP Paribas	GBP per USD	6/4/2027	(1,976,000)	(2,242,760)	(2,406,580)	(163,820)
British Pound	BNP Paribas	GBP per USD	7/22/2027	(832,000)	(952,228)	(1,015,643)	(63,415)
British Pound	BNP Paribas	GBP per USD	7/30/2027	(2,584,000)	(2,917,853)	(3,155,570)	(237,717)
British Pound	BNP Paribas	GBP per USD	8/20/2027	(1,480,000)	(1,771,264)	(1,809,203)	(37,939)
British Pound	BNP Paribas	GBP per USD	10/22/2027	(50,000)	(56,780)	(61,308)	(4,528)
British Pound	BNP Paribas	GBP per USD	1/24/2028	(40,000)	(45,560)	(49,271)	(3,711)
British Pound	BNP Paribas	GBP per USD	3/13/2028	(1,016,000)	(1,158,240)	(1,254,476)	(96,236)
British Pound	BNP Paribas	GBP per USD	7/1/2025	(160,000)	(219,328)	(219,629)	(301)
British Pound	BNP Paribas	GBP per USD	8/14/2025	(7,571,000)	(9,983,499)	(10,395,370)	(411,871)
British Pound	BNP Paribas	GBP per USD	8/14/2025	(19,581,000)	(2,007,144)	(2,075,952)	(68,808)
TOTAL SALE CONTRACTS					$(86,964,496)	$(91,496,704)	$(4,532,209)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(85,734,099)	$(90,220,921)	$(4,486,823)

EUR - Euro

GBP - British Pound Sterling

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2025  (Unaudited)

Note 1 - Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025  (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment vehicles (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) at the value determined by each private investment vehicle in accordance with such private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle. Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment vehicle under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the warrant using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025  (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are not included in the fair value hierarchy. As such, investments in Private Investment Vehicles with a fair value of $39,655,467 are excluded from the fair value hierarchy as of June 30, 2025.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments, at fair value
Asset-Backed Securities	$-	$76,418,861	$-	$76,418,861
Bank Loans	-	30,460,166	101,448,349	131,908,515
Closed-End Funds	2,270,845	-	-	2,270,845
Collateralized Loan Obligations	-	124,022,563	3,574,190	127,596,753
Private Investment Vehicles
Investment Partnerships	-	-	32,415,129	32,415,129
Short-Term Investments	37,003,321	-	-	37,003,321
Subtotal	$39,274,166	$230,901,590	$137,437,668	$407,613,424
Private Investment Vehicles
Investment Partnerships				21,353,788
Non-Listed Business Development Companies				7,674,530
Private Collateralized Loan Obligations				10,627,149
Total investments
Other Financial Instruments
Forward foreign currency exchange contracts*	$-	$45,386	$-	$45,386
Total Assets:	$39,274,166	$230,946,976	$137,437,668	$447,314,277

Liabilities:
Other Financial Instruments
Forward foreign currency exchange contracts*	$-	$4,532,209	$-	$4,532,209
Total Liabilities:	$-	$4,532,209	$-	$4,532,209

* Forward foreign currency exchange constracts are valued at the unrealized appreciation/(depreciation).

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025  (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2025.

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Amortization	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Interest Income
CLOSED-END FUNDS
Palmer Square Capital BDC, Inc.	162,668	$2,166,738	$-	$-	$-	$-	$104,107	$2,270,845	$68,321	$68,321
COLLATERALIZED LOAN OBLIGATIONS
Mount Logan Funding LP
Series 2018-1A, Class SUBR, 13.635%, 1/22/2033[1,2,3,5,6]	1,926,983	988,911	-	-	-	-	(90,303)	898,608	-	-
Series 2018-1A, Class ER, 13.012% (3-Month Term SOFR+872 basis points), 1/22/2033[1,2,4]	-	599,112	-	(579,000)	-	(11,700)	(8,412)	-	-	-
Palmer Square European Loan Funding
Series 2023-1A, Class SUB, 0.000%, 11/15/2032[1,2,3,5,6,7,8]	600,000	-	(146,113)	-	-	-	146,113	-	-	-
Series 2023-2X, Class SUB, 15.000%, 1/15/2033[1,2,3,5,6,7,8]	900,000	905,655	-	-	-	-	44,641	950,296	-	-
Series 2023-3X, Class SUB, 15.000%, 5/15/2033[1,2,3,5,6,7,8]	1,000,000	965,230	-	-	-	-	51,323	1,016,553	-	-
Series 2024-1X, Class SUB, 15.000%, 8/15/2033[1,2,3,5,6,7,8]	2,500,000	2,135,816	-	-	-	-	214,294	2,350,110	-	-
Series 2024-2X, Class SUB, 15.000%, 5/15/2034[1,2,3,5,6,7,8]	4,000,000	3,750,527	-	-	-	-	256,225	4,006,752	-	-
Series 2024-3A, Class SUB, 15.000%, 5/15/2034[1,2,3,5,6,7,8]	2,000,000	2,076,798	-	-	-	-	203,504	2,280,302	-	-
Series 2025-1X, Class SUB, 8.236%, 10/15/2034[1,2,3,5,6,7,8]	1,000,000	1,081,315	-	-	-	-	98,850	1,180,165	-	1,378
Series 2025-2X, Class SUB, 0.000%, 2/15/2035[1,2,3,5,6,7,8]	2,000,000	-	2,233,389	-	-	-	122,601	2,355,990	-	-
Series 2023-2X, Class SUB, 13.500%, 10/15/2036[1,2,3,5,6,7,8]	1,450,000	1,107,397	-	-	-	-	24,153	1,131,550	-	38,106
Series 2024-1X, Class SUB, 15.000%, 5/15/2037[1,2,3,5,6,7,8]	2,000,000	2,034,274	-	-	-	-	(17,645)	2,016,629	-	-
Series 2024-2X, Class F, 10.519% (3-Month Euribor+824 basis points), 10/15/2037[1,2,4,5,6,7,8]	1,500,000	1,613,878	-	-	953	-	128,926	1,743,757	-	38,429
Series 2024-2X, Class SUB, 15.000%, 10/15/2037[1,2,3,5,6,7,8]	2,825,000	2,924,332	-	(8,932)	2,949	-	47,418	2,965,767	-	-
Series 2023-1X, Class FR, 10.549% (3-Month Euribor+827 basis points), 1/15/2038[1,2,4,5,6,7,8]	500,000	538,671	-	-	-	-	31,281	569,952	-	12,846
Series 2023-1X, Class SUB, 15.000%, 1/15/2038[1,2,3,5,6,7,8]	1,050,000	863,748	-	-	-	-	(24,851)	838,897	-	-
Series 2025-2X, Class SUB, 0.000%, 7/15/2038[1,2,3,5,6,7,8]	1,500,000	-	1,651,718	-	249	-	26,676	1,678,643	-	8,079
Series 2025-1X, Class SUB, 15.000%, 10/15/2039[1,3,5,9,13,14]	1,250,000	1,216,479	-	-	2,294	-	50,428	1,269,201	-	-
Palmer Square Loan Funding Ltd.
Series 2023-1A, Class SUB, 0.000%, 7/20/2031[1,2,3,5,6]	825,000	20,170	(270,145)	-	-	-	249,975	-	-	-
Series 2022-4A, Class SUB, 12.500%, 7/24/2031[1,2,3,5,6]	450,000	393,854	-	-	-	-	(33,152)	360,702	-	-
Series 2023-2A, Class SUB, 14.000%, 1/25/2032[1,2,3,5,6]	500,000	449,307	-	-	-	-	(31,591)	417,716	-	-
Series 2024-3A, Class SUB, 15.000%, 8/8/2032[1,2,3,5,6]	3,000,000	2,752,268	-	-	-	-	(382,259)	2,370,009	-	-
Series 2024-1A, Class E, 10.826% (3-Month Term SOFR+657 basis points), 10/15/2032[1,2,4,5,6]	250,000	248,293	-	-	100	-	(6,873)	241,520	-	5,789
Series 2024-1A, Class SUB, 15.000%, 10/15/2032[1,2,3,5,6]	2,510,000	2,236,771	-	-	-	-	(251,352)	1,985,419	-	-
Series 2024-2A, Class SUB, 15.000%, 1/15/2033[1,2,3,5,6]	3,000,000	3,006,631	-	-	-	-	(488,683)	2,517,948	-	-
Series 2025-1A, Class SUB, 0.000%, 2/15/2033[1,2,3,5,6]	4,150,000	4,150,000	-	-	-	-	19,452	4,169,452	-	1,453
Series 2023-3A, Class SUB, 8.020%, 1/20/2037[1,2,3,5,6]	500,000	472,204	-	-	-	-	18,734	490,938	-	-
Series 2024-1A, Class SUB, 10.571%, 4/15/2037[1,2,3,5,6]	1,540,000	1,463,089	-	-	-	-	(8,239)	1,454,850	-	-
Series 2024-2A, Class SUB, 14.000%, 7/20/2037[1,2,3,5,6]	3,000,000	2,633,826	-	-	-	-	(168,395)	2,465,431	-	-
Series 2024-3A, Class SUB, 14.000%, 7/20/2037[1,2,3,5,6]	2,000,000	1,903,530	-	-	-	-	(39,423)	1,864,107	-	-
Series 2023-4A, Class SUB, 15.000%, 10/20/2037[1,2,3,5,6]	1,250,000	1,187,552	-	-	-	-	20,153	1,207,705	-	-
Series 2024-4A, Class SUB, 15.000%, 1/15/2038[1,2,3,5,6]	3,000,000	3,041,705	-	-	-	-	(161,781)	2,879,924	-	-
Series 2025-1A, Class SUB, 15.000%, 4/20/2038[1,2,3,5,6]	2,250,000	2,261,814	-	-	-	-	(103,033)	2,158,781	-	-
Series 2023-2A, Class SUB, 15.000%, 7/20/2038[1,2,3,5,6]	500,000	510,175	-	-	-	-	(66,054)	444,121	-	-
Series 2025-2A, Class SUB, 0.000%, 7/20/2038[1,2,3,5,6]	2,000,000	-	2,000,000	-	-	-	6,751	2,006,751	-	-
Series 2021-4A, Class E, 12.074% (3-Month Term SOFR+777 basis points), 10/15/2029[1,2,4,5,6]	-	1,005,014	-	(1,007,000)	(210)	(1,025)	3,221	-	-	-
PRIVATE INVESTMENTS VEHICLES
BCP Special Opportunities Fund Offshore Feeder III LP5,9,10	N/A	308,973	179,491	(89,746)	-	-	(79,043)	319,675	-	-

	56,889,652	$53,014,057	$3,414,951	$(1,684,678)	$6,335	$(12,725)	$(214,864)	$54,523,076	$68,321	$174,401

1 Callable.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5 Affiliated company.

6 CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The Fund monitors the effective yield and residual value for each CLO equity position held within the Fund's portfolio on a quarterly basis. The residual value also known as the equity or residual tranche is the portion of the CLO's assets remaining after all debt obligations have been fully satisfied. The effective yield and investment cost may ultimately not be realized.

7 Principal Amount denoted in local currency.

8 Foreign security denominated in U.S. Dollars.

9 Investment does not issue shares.

10 Investment valued using net asset value per share as practical expedient.